Schedule of accrued expenses (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Current
Accrued expenses	$ 465,249	$ 458,057
Salaries payable	31,500	54,554
Current accrued expenses	$ 496,749	$ 512,611